Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000153951 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153951 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153951 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000153951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000153951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000153951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153951 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153950 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153950 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153950 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000153950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000153950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000153950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153950 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008922 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008922 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008922 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000008922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008922 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127063 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127063 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127063 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127063 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000127063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000127063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000127063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000127063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127063 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127063 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127063 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127063 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127063 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000127063 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152689 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152689 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152689 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000152689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152689 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152689 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152689 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000152689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127064 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127064 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127064 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127064 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000127064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000127064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000127064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000127064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127064 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127064 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127064 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127064 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127064 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127064 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127064 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127064 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127064 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127064 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000127064 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127065 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127065 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127065 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127065 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000127065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000127065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000127065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000127065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127065 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127065 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127065 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127065 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127065 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127065 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127065 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127065 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127065 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127065 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000127065 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152690 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152690 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152690 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000152690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152690 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000152690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152691 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152691 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152691 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152691 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000152691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152691 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152691 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000152691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152692 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152692 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152692 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152692 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152692 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152692 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000152692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152692 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000152692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%